PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

September 30, 2010

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:     Prudential Investment Portfolios 9

Post-Effective Amendment No. 28 to the Registration Statement
under the Securities Act of 1933 (No. 333-66895) and
Amendment No. 29 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-09101)

Dear Sir or Madam:

On behalf of the Prudential Investment Portfolios 9 (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 28 to the Registration Statement under the 1933 Act and Amendment No. 29 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, second series to the RIC. The new series is Prudential International Real Estate (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated February 16, 2010, which pertain to the RIC’s current series, which is named Prudential Large-Cap Core Equity Fund.

The RIC intends to file a subsequent post-effective amendment on or before December 21, 2010 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. The RIC expects to amend the Current Prospectus and Current SAI in February 2011 by post-effective amendment filed pursuant to Rule 485(b) under the 1933Act, which amendment will include updated financial information for the fiscal year ended October 31, 2010 for Prudential Large-Cap Core Equity Fund as well as other general, non-material updates.

     The Fund’s investment objective is to seek capital appreciation and income. The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income. The Fund will normally invest at least 80% of its investable assets in equity-related securities of real estate companies, principally REITs. The Fund will invest primarily in non-U.S. issuers located in various countries outside the U.S., including non-U.S. issuers located in emerging markets. The Fund is a non-diversified series of the RIC, which means it may invest in a smaller number of issuers than a diversified fund. The Fund concentrates its investments (i.e., invests at least 25% of its total assets) in the real estate sector.

The Fund considers a real estate company as a company that derives at least at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or a company that has at least 50% of its assets in these types of real estate.

The Fund considers non-U.S. issuers to be companies (i) organized in a country or jurisdiction outside the United States, or (ii) for which at least 50% of their actual or anticipated revenues or profits are generated outside of, their assets are located outside of, or their services or products are provided or sold outside of, the United States, or (iii) which trade principally in a market located outside the U.S.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

• •

post-effective amendment No. 27 to the registration statement of the RIC, which went effective on February 17, 2010 (the “Prior RIC Registration Statement”); and

post-effective amendment No. 33 to the registration statement of Prudential Muni High Income Fund, which went effective on June 30, 2010.

The following sections of Fund’s prospectus contained in the Amendment include disclosure that is substantially similar to the disclosure contained in the Prior Registration Statements except as noted:

•

“Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior Registration Statements (except with respect to fund specific fee information or other calculations);

•	“Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements;

•	“How the Fund is Managed” is substantially similar to the Prior Registration Statements except with respect to the name of the subadviser and the names of the portfolio managers;

•

“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and

•	“Financial Highlights” are substantially similar to the Prior RIC Registration Statement as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in the Prior Registration Statements.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment is designated to go effective on December 21, 2010 and we would appreciate receiving the Staff’s comments, if any, on or about December 1, 2010.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

                                  Very truly yours,

                                  /s/ Katherine P. Feld

                                  Katherine P. Feld

                                  Vice President and Corporate Counsel

                                  Prudential Investments LLC